Leases - Schedule of Lease Liability (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Lease Liability [Abstract]
Balance at beginning
Addition	181,779
Early termination of office lease	(88,905)
Lease payments	(42,587)	$ (40,922)	$ (70,870)
Interest expense	5,386	2,907	$ 14,433
Exchange rate differences	(2,531)
Balance at ending	$ 53,142